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                       SUPPLEMENT TO MAINSAIL PROSPECTUS
                        SUPPLEMENT DATED APRIL 30, 1999
                        TO PROSPECTUS DATED MAY 1, 1998

   THE DISCLOSURE SET FORTH BELOW REPLACES THE INFORMATION UNDER THE HEADING
            "SUMMARY OF CONTRACT EXPENSES" FOUND IN THE PROSPECTUS.
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                                       SAFECO SEPARATE ACCOUNT C EXPENSE TABLE
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OWNER TRANSACTION EXPENSES (See Note 2)
Contingent Deferred Sales Charge (as a percentage of the amount withdrawn)
     No charge for first 10% of contract value withdrawn in a contract year. Thereafter, the charge is:
                   year 1.........7%                year 4..........4%                  year 7+.........0%
                   year 2.........6%                year 5..........3%
                   year 3.........5%                year 6..........2%

Withdrawal Charge
     No charge for first withdrawal in a contract year; thereafter, the charge is $25 per withdrawal.

Transfer Charge
     No charge for first 12 transfers in a contract year; thereafter, the charge is $10 per transfer.

ANNUAL ADMINISTRATION MAINTENANCE CHARGE
     $30 per contract per contract year.
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SEPARATE ACCOUNT ANNUAL EXPENSES             Mortality and Expense Risk Charge.....................  1.25%
(as a percentage of average account value)
                                             Asset Related Administration Charge...................   .15%
                                                                                                      ----
                                             Total Separate Account Annual Expenses................  1.40%
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PORTFOLIO EXPENSES                                                Management              Other             Total Annual
(as a percentage of average net assets)                              Fees               Expenses         Portfolio Expenses
                                                                 (after reimbursement and waiver for certain Portfolios)
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MANAGED BY SAFECO ASSET MANAGEMENT COMPANY (a)
     RST Equity Portfolio                                           .74%                 .04%                  .78%
     RST Growth Portfolio                                           .74%                 .06%                  .80%
     RST Northwest Portfolio                                        .74%                 .22%                  .96%
     RST Bond Portfolio                                             .74%                 .09%                  .83%
     RST Money Market Portfolio                                     .65%                 .16%                  .81%

MANAGED BY FEDERATED ADVISERS (a)
     Federated High Income Bond Fund II                             .60%                 .18%                  .78%
     Federated Utility Fund II                                      .68%                 .25%                  .93%

MANAGED BY LEXINGTON MANAGEMENT CORPORATION (a)
     Lexington Emerging Markets Fund, Inc.                          .85%                1.23%                 2.08%
     Lexington Natural Resources Trust                             1.00%                 .29%                 1.29%

MANAGED BY AMERICAN CENTURY INVESTMENT MANAGEMENT, INC. (a)
     VP Balanced (b)                                               0.90%                0.00%                 0.90%
     VP International (b)                                          1.50%                0.00%                 1.50%

MANAGED BY WANGER ASSET MANAGEMENT, L.P. (a)
     Wanger U.S. Small Cap Portfolio                                .96%                 .06%                 1.02%
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(a)  In some cases the fund advisers agree to waive or reimburse all or a portion of the portfolio expenses. For those portfolios where such an agreement exists, the expenses absent waiver or reimbursement would have been .99% for the
     RST Northwest Portfolio; .98% for the RST Bond Portfolio; .89% for the RST Money Market Portfolio and 1.00% for the
     Federated Utility Fund II. In addition, we have Fund Participation Agreements with each of the non-SAFECO fund managers that describe the administrative practices and responsibilities of the parties.

(b)  These portfolios charge their management fees based on assets in the portfolio. The highest fees are shown in this
     Expense Table. See the portfolio prospectuses for more detailed information.

The above portfolio expenses were provided by the portfolios. We have not independently verified the accuracy of the information.
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                                                  EXAMPLES
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
You  would pay the following expenses on a $1,000 investment, assuming a 5% annual return on assets:
     (a) upon surrender at the end of each time period;
     (b) if the contract is not surrendered or is annuitized.
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                                                               1 year           3 years          5 years          10 years
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
MANAGED BY SAFECO ASSET MANAGEMENT COMPANY
         RST Equity Portfolio                                (a) $  88         (a) $120         (a) $ 152         (a) $ 260
                                                             (b) $  23         (b) $ 71         (b) $ 121         (b) $ 260
         RST Growth Portfolio                                (a) $  88         (a) $120         (a) $ 153         (a) $ 262
                                                             (b) $  23         (b) $ 71         (b) $ 122         (b) $ 262
         RST Northwest Portfolio                             (a) $  89         (a) $125         (a) $ 161         (a) $ 278
                                                             (b) $  25         (b) $ 76         (b) $ 130         (b) $ 278
         RST Bond Portfolio                                  (a) $  88         (a) $121         (a) $ 155         (a) $ 265
                                                             (b) $  23         (b) $ 72         (b) $ 124         (b) $ 265
         RST Money Market Portfolio                          (a) $  88         (a) $120         (a) $ 154         (a) $ 263
                                                             (b) $  23         (b) $ 72         (b) $ 123         (b) $ 263
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MANAGED BY FEDERATED ADVISERS
         Federated High Income Bond Fund II                  (a) $  88         (a) $120         (a) $ 152         (a) $ 260
                                                             (b) $  23         (b) $ 71         (b) $ 121         (b) $ 260
         Federated Utility Fund II                           (a) $  89         (a) $124         (a) $ 160         (a) $ 275
                                                             (b) $  24         (b) $ 75         (b) $ 129         (b) $ 275
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MANAGED BY LEXINGTON MANAGEMENT CORPORATION
         Lexington Emerging Markets Fund, Inc.               (a) $ 100         (a) $156         (a) $ 214         (a) $ 383
                                                             (b) $  36         (b) $109         (b) $ 185         (b) $ 383
         Lexington Natural Resources Trust                   (a) $  92         (a) $134         (a) $ 177         (a) $ 311
                                                             (b) $  28         (b) $ 86         (b) $ 147         (b) $ 311
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MANAGED BY AMERICAN CENTURY INVESTMENT MANAGEMENT, INC.
         VP Balanced                                         (a) $  89         (a) $123         (a) $ 158         (a) $ 272
                                                             (b) $  24         (b) $ 74         (b) $ 127         (b) $ 272
         VP International                                    (a) $  94         (a) $140         (a) $ 187         (a) $ 331
                                                             (b) $  30         (b) $ 92         (b) $ 157         (b) $ 331
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MANAGED WANGER ASSET MANAGEMENT, L.P.
         Wanger U.S. Small Cap Portfolio                     (a) $  90         (a) $127         (a) $ 164         (a) $ 284
                                                             (b) $  25         (b) $ 78         (b) $ 133         (b) $ 284
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EXPLANATION OF EXPENSE TABLE AND EXAMPLES

1. The purpose of the Expense Table is to show the various expenses you will incur directly and indirectly by investing in the contract. The Expense Table reflects expenses of the Separate Account as well as the portfolios.

2. There are situations where all or some of the owner transaction expenses do not apply. See "Deductions Under the Contracts" for a complete discussion.

3. The examples do not reflect premium taxes that may apply depending on the state where you live.

4. The examples should not be considered a representation of past or future expenses. Actual expenses may be greater or less than those shown.

YEAR 2000
Like other insurance, mutual fund, financial and business organizations, and individuals around the world, SAFECO Life and the Separate Account could be adversely affected if the computer systems used by SAFECO Life, its principal underwriter, underlying mutual fund managers and investment advisers, or other companies that provide services to the Separate Account do not properly process and calculate date related information from and after January 1, 2000. This is commonly called the "Year 2000 problem." SAFECO Life is taking steps it believes are reasonably designed to address the Year 2000 problem with respect to the computer systems that each of them uses and to obtain satisfactory assurances that comparable steps are being taken by each of SAFECO Life's other, major service providers. It is not anticipated that the Separate Account will incur any charges or that there will be any difficulties in accurate and timely reporting resulting from the change in year from 1999 to 2000. However, with approximately 90% of its systems year 2000 ready, SAFECO Life is currently developing business continuity plans for year 2000 contingencies.